THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account JF-A

Ensemble I   Variable Universal Life Insurance Policy

Supplement Dated April 30, 2008

to Prospectus Dated

May 1, 1998

(As supplemented to date)

On April 30, 2008, the following division of Lincoln Life Flexible Premium Variable Life Account JF-A available to you under your variable universal life insurance policy has changed its name as reflected in the table below:

Current Division Name
LVIP Small Cap Index

New Division Name
LVIP SSgA Small Cap Index

The Lincoln National Life Insurance Company

One Granite Place

Concord, NH 03301

(800) 258-3648 x 7719

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE
REFERENCE